Research and Development Expenses and Advertising Costs - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 211,616	¥ 213,435	¥ 233,752
Advertising expenses	¥ 95,280	¥ 96,684	¥ 101,266